Transactions with Managed Government-Owned Foundries	12 Months Ended
Dec. 31, 2011
Transactions with Managed Government-Owned Foundries [Abstract]
Transactions with Managed Government-Owned Foundries
22.	Transactions with Managed Government-Owned Foundries

The Company provided management services to Cension Semiconductor Manufacturing Corporation (“Cension”), before it was acquired by Texas Instruments Inc., and ceased to be a foundry owned by a municipal government in October 2010. The management service revenues for 2010 and 2009 were $4,500,000 and $6,000,000, respectively.

The Company also provided management services to Wuhan Xinxin Semiconductor Manufacturing Corporation (“Xinxin”), which is a government-owned foundry. In 2009, the Company ceased its recognition of management service revenue due to issues of collectability and no revenue was recorded in 2010.

The Company recorded a $115.8 million bad debt provision in the second half of 2009, of which $93.5 million and $21.1 million were due to long outstanding overdue receivables relating primarily to the revenue for management services rendered and related equipment sold, respectively. The Company further negotiated with Cension and reached an agreement to settle the balances between the two parties. Cension agreed to make cash payment of $47.2 million to the Company. The remaining balances were relinquished.

The Company collected $6.4 million and $28.5 million of payments from Cension during 2011 and 2010, respectively, and recorded it as a deduction of general and administrative expense in the consolidated statements of comprehensive income, as it was a recovery of bad debt provision made in 2009. The Company also received $21,643,822 from Xinxin during 2011, $14,730,200 of which was recorded as a reduction of general and administrative expense in the consolidated statements of comprehensive income, while the remainder, $6,913,622, was recorded as management service revenue.

An advance of $28.0 million was made in connection with a proposed joint venture between the holding company of Xinxin and the Company, which is subject to the approval by the government authority.